Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 28, 2021
Entity Registrant Name	dei_EntityRegistrantName	World Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001396092
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2021
Prospectus Date	rr_ProspectusDate	Jan. 31, 2021
Clifford Capital Partners Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Clifford Capital Partners Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Clifford Capital Partners Fund (the “Partners Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Partners Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	1/31/22
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Partners Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Partners Fund’s performance. For the most recent fiscal year ended September 30, 2020, the Partners Fund’s portfolio turnover rate was 59.61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.61%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Partners Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Partners Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Partners Fund invests primarily in equity securities of U.S. companies of any size that the Fund’s investment adviser, Clifford Capital Partners, LLC (the “Adviser”), believes are trading at a discount to what they are worth at the time of purchase and have the potential for capital appreciation with acceptable downside risks.

The Adviser uses a disciplined “bottom-up” selection process to identify equity securities of companies that appear to be selling at a discount to the Adviser’s assessment of their potential value. To evaluate a company’s potential value, the Adviser uses analysis techniques such as normalized price multiples (including price to earnings, price to book value, and price to cash flow); estimated private market value; liquidation analysis; discounted cash flow analysis; and dividend discount models.

The Adviser strives to buy stocks at a discount to intrinsic value, taking advantage of price dislocations caused by short-term investor orientation, herd influences and other irrational investor behavior. The Adviser also buys stocks at a discount resulting from the increasing market clout of passive investors and investors who rely on non-company-specific analysis, such as investors who trade funds and ETFs of entire sectors or industries rather than individual stocks. These investment opportunities arise when, in the opinion of the Adviser, the expectations implied in a company’s stock price are too low relative to the firm’s long-term earnings power or to its current assets.

The overall portfolio construction is guided by a dynamic mix of two types of stocks:

•	Core Value stocks – investments in companies the Adviser believes are high-quality companies that earn high returns on capital. These stocks will represent 50-75% of the Partners Fund’s holdings.

•	Deep Value stocks – opportunistic investments in companies the Adviser believes are deeply-undervalued. These stocks, plus the Fund’s cash holdings, will represent the remaining 25-50% of the Partners Fund.

The Partners Fund will normally hold between 25 and 35 securities. The Adviser believes that maintaining a relatively small number of portfolio holdings allows each security to have a meaningful impact on the portfolio’s results. The number of securities held by the Partners Fund may occasionally differ from this range at times such as when the portfolio manager is accumulating new positions, phasing out and exiting positions, or responding to exceptional market conditions.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Partners Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks of Investing in Equity Securities. Overall equity market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small-Cap and Mid-Cap Securities. Investing in the securities of small-cap and mid-cap companies generally involves substantially greater risk than investing in larger, more established companies.

Risks of Large-Cap Securities. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller capitalizations.

Focused Investment Risk. The Fund is a focused fund and generally holds stocks of between only 25 and 35 companies. Focused funds may invest a larger portion of their assets in the securities of a single issuer compared to other funds. Focusing investments in a small number of companies may subject the Fund to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return. Economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio held more positions, and events affecting a small number of companies may have a significant and potentially adverse impact on the performance of the Fund. In addition, investors may buy or sell substantial amounts of Fund shares in response to factors affecting or expected to affect a small number of companies, resulting in extreme inflows and outflows of cash into or out of the Fund. To the extent such inflows or outflows of cash cause the Fund’s cash position or cash requirements to exceed normal levels, management of the Fund’s portfolio may be negatively affected.

Sector Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s net asset value per share.

Management Style Risk. Because the Fund invests primarily in value stocks (stocks that the Adviser believes are undervalued), the Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g., growth stocks), or that have a broader investment style.

Risk Lose Money [Text]	rr_RiskLoseMoney	When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

On February 8, 2016, the Partners Fund was reorganized from a series of Cottonwood Mutual Funds, a Delaware statutory trust (the “Predecessor Fund”), to a series of the World Funds Trust (the “Trust”), a Delaware statutory trust (the “Reorganization”).

The bar chart and table on the following page provide some indication of the risks of investing in the Partners Fund by showing changes in the Partners Fund’s and the Predecessor Fund’s performance from year to year and by showing how the Partners Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Partners Fund’s and the Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Partners Fund will perform in the future. Updated performance information is available at www.cliffordcapfunds.com or by calling toll-free 800-673-0550.

The bar chart below shows the annual returns for the Partners Fund’s Investor Class shares for each full calendar year of the Partners Fund and the Predecessor Fund. The performance of the Partners Fund’s Institutional Class shares and Super Institutional Class shares will differ from the Investor Class shares returns shown in the bar chart because the expenses of the Classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table on the following page provide some indication of the risks of investing in the Partners Fund by showing changes in the Partners Fund’s and the Predecessor Fund’s performance from year to year and by showing how the Partners Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-673-0550
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cliffordcapfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Partners Fund’s and the Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Partners Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Clifford Capital Partners Fund (Investor Class) Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest quarterly return was 24.83% (quarter ended 6/30/2020) and the lowest quarterly return was -31.76% (quarter ended 3/31/2020).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns for Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Partners Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table also presents the impact of taxes on the Partners Fund’s Investor Class shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the average annual total returns of the Partners Fund’s and the Predecessor Fund’s classes compared to those of the Partners Fund’s benchmark. The table also presents the impact of taxes on the Partners Fund’s Investor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Partners Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns for the Institutional Class shares will differ from those of the Investor Class shares as the expenses of the Classes differ.

Clifford Capital Partners Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CLFFX
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 60 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Shareholder Servicing Plan	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[1]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.15%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	455
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	815
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,832
Annual Return 2015	rr_AnnualReturn2015	(10.22%)
Annual Return 2016	rr_AnnualReturn2016	35.26%
Annual Return 2017	rr_AnnualReturn2017	10.13%
Annual Return 2018	rr_AnnualReturn2018	(8.12%)
Annual Return 2019	rr_AnnualReturn2019	22.77%
Annual Return 2020	rr_AnnualReturn2020	10.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.76%)
1 Year	rr_AverageAnnualReturnYear01	10.50%
5 Years	rr_AverageAnnualReturnYear05	13.17%
Since Inception	rr_AverageAnnualReturnSinceInception	10.60%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2014	[3]
Clifford Capital Partners Fund | Investor Class | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.58%
5 Years	rr_AverageAnnualReturnYear05	12.13%
Since Inception	rr_AverageAnnualReturnSinceInception	9.60%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2014	[3]
Clifford Capital Partners Fund | Investor Class | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.21%
5 Years	rr_AverageAnnualReturnYear05	10.17%
Since Inception	rr_AverageAnnualReturnSinceInception	8.12%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2014	[3]
Clifford Capital Partners Fund | Investor Class | Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.87%
5 Years	rr_AverageAnnualReturnYear05	9.74%
Since Inception	rr_AverageAnnualReturnSinceInception	8.59%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2014	[3]
Clifford Capital Partners Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CLIFX
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 60 days or less)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[1]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.90%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	405
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	740
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,688
1 Year	rr_AverageAnnualReturnYear01	10.76%
5 Years	rr_AverageAnnualReturnYear05	13.42%
Since Inception	rr_AverageAnnualReturnSinceInception	10.82%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2014	[3]
Clifford Capital Partners Fund | Super Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CLIQX
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 60 days or less)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[1]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.82%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	392
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	724
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,660
1 Year	rr_AverageAnnualReturnYear01	10.86%
Since Inception	rr_AverageAnnualReturnSinceInception	15.32%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 17, 2019	[3]
Clifford Capital Focused Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Clifford Capital Focused Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Clifford Capital Focused Small Cap Value Fund (the “Focused SCV Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Focused SCV Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	1/31/22
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Focused SCV Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Focused SCV Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Focused SCV Fund’s performance. For the most recent fiscal year ended September 30, 2020, the Focused SCV Fund’s portfolio turnover rate was 102.07% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.07%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Focused SCV Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Focused SCV Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Focused SCV Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Focused SCV Fund invests at least 80% of its net assets in the equity securities of U.S. companies with small market capitalizations (“small cap companies”) that the Fund’s investment adviser, Clifford Capital Partners, LLC (the “Adviser”), believes are trading at a discount to what they are worth at the time of purchase and have the potential for capital appreciation with acceptable downside risks. The Adviser considers a company to be a small cap company if its market capitalization is no larger than that of the largest company in the Russell 2000® Index at the time a new position is established, based on the index data as of the end of the previous calendar quarter. The market capitalization of the largest company in the index is subject to change. As of December 31, 2020, the market capitalization of the largest company in the Russell 2000® Index was $15.47 billion. This investment policy may be changed by the Focused SCV Fund upon 60 days’ prior notice to shareholders.

The Adviser uses a disciplined “bottom-up” selection process to identify equity securities of companies that appear to be selling at a discount to the Adviser’s assessment of their potential value. To evaluate a company’s potential value, the Adviser uses analysis techniques such as normalized price multiples (including price to earnings, price to book value, and price to cash flow); estimated private market value; liquidation analysis; discounted cash flow analysis; and dividend discount models.

The Adviser strives to buy stocks at a discount to intrinsic value, taking advantage of price dislocations caused by short-term investor orientation, herd influences, and other irrational investor behavior. The Adviser also buys stocks at a discount resulting from the increasing market clout of passive investors and investors who rely on non-company-specific analysis, such as investors who trade funds and ETFs of entire sectors or industries rather than individual stocks. These investment opportunities arise when, in the opinion of the Adviser, the expectations implied in a company’s stock price are too low relative to the firm’s long-term earnings power or to its current assets.

The overall portfolio construction methodology is guided by a dynamic mix of two types of stocks:

•	Core Value stocks – investments in companies the Adviser believes are high-quality companies that earn high returns on capital. These stocks will represent 50-75% of the Focused SCV Fund’s holdings.

•	Deep Value stocks – opportunistic investments in companies the Adviser believes are deeply-undervalued. These stocks, plus the Fund’s cash holdings, will represent the remaining 25-50% of the Focused SCV Fund.

The Focused SCV Fund will normally hold between 25 and 35 securities. The Adviser believes that maintaining a relatively small number of portfolio holdings allows each security to have a meaningful impact on the portfolio’s results. The number of securities held by the Focused SCV Fund may occasionally differ from this range at times such as when the portfolio manager is accumulating new positions, phasing out and exiting positions, or responding to exceptional market conditions.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Focused SCV Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks of Investing in Equity Securities. Overall equity market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small-Cap and Mid-Cap Securities. Investing in the securities of small-cap and mid-cap companies generally involves substantially greater risk than investing in larger, more established companies. Although investing in securities of smaller companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are generally more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Focused Investment Risk. The Fund is a focused fund and generally holds stocks of between only 25 and 35 companies. Focused funds may invest a larger portion of their assets in the securities of a single issuer compared to other funds. Focusing investments in a small number of companies may subject the Fund to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return. Economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio held more positions, and events affecting a small number of companies may have a significant and potentially adverse impact on the performance of the Fund. In addition, investors may buy or sell substantial amounts of Fund shares in response to factors affecting or expected to affect a small number of companies, resulting in extreme inflows and outflows of cash into or out of the Fund. To the extent such inflows or outflows of cash cause the Fund’s cash position or cash requirements to exceed normal levels, management of the Fund’s portfolio may be negatively affected.

Sector Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s net asset value per share.

Management Style Risk. Because the Fund invests primarily in value stocks (stocks that the Adviser believes are undervalued), the Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g., growth stocks), or that have a broader investment style.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Risk Lose Money [Text]	rr_RiskLoseMoney	When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table on the following page provide some indication of the risks of investing in the Focused SCV Fund by showing changes in the Focused SCV Fund’s performance from year to year and by showing how the Focused SCV Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Focused SCV Fund’s past performance (before and after taxes) is not necessarily an indication of how the Focused SCV Fund will perform in the future. Updated performance information is available at www.cliffordcapfunds.com or by calling toll-free 800-673-0550.

The bar chart below shows the annual returns for the Focused SCV Fund’s Institutional Class shares for each full calendar year of the Focused SCV Fund. The performance of the Focused SCV Fund’s Investor Class shares and Super Institutional Class shares will differ from the Investor Class shares returns shown in the bar chart because the expenses of the Classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table on the following page provide some indication of the risks of investing in the Focused SCV Fund by showing changes in the Focused SCV Fund’s performance from year to year and by showing how the Focused SCV Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-673-0550
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cliffordcapfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Focused SCV Fund’s past performance (before and after taxes) is not necessarily an indication of how the Focused SCV Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Clifford Capital Focused Small Cap Value Fund (Institutional Class) Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest quarterly return was 29.99% (quarter ended 12/31/2020) and the lowest quarterly return was -36.62% (quarter ended 3/31/2020).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns for Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Focused SCV Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table also presents the impact of taxes on the Focused SCV Fund’s Institutional Class shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the average annual total returns of the Focused SCV Fund’s classes compared to those of the Focused SCV Fund’s benchmark. The table also presents the impact of taxes on the Focused SCV Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Focused SCV Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns for the Investor Class and Super Institutional Class shares will differ from those of the Institutional Class shares as the expenses of the Classes differ.

Clifford Capital Focused Small Cap Value Fund | Super Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FSVQX
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 60 days or less)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	4.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.19%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.22%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.97%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,177
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,250
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,917
1 Year	rr_AverageAnnualReturnYear01	none
Since Inception	rr_AverageAnnualReturnSinceInception	17.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2020
Clifford Capital Focused Small Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FSVVX
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 60 days or less)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan	rr_Component1OtherExpensesOverAssets	0.19%
Other Expenses	rr_Component2OtherExpensesOverAssets	5.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.47%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.42%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.05%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,432
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,719
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,774
Annual Return 2020	rr_AnnualReturn2020	10.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.62%)
1 Year	rr_AverageAnnualReturnYear01	10.34%
Since Inception	rr_AverageAnnualReturnSinceInception	13.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2019
Clifford Capital Focused Small Cap Value Fund | Institutional Class | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.69%
Since Inception	rr_AverageAnnualReturnSinceInception	13.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2020
Clifford Capital Focused Small Cap Value Fund | Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.12%
Since Inception	rr_AverageAnnualReturnSinceInception	10.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2020
Clifford Capital Focused Small Cap Value Fund | Institutional Class | Russell 2000 Total Return Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.63%
Since Inception	rr_AverageAnnualReturnSinceInception	12.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2020
Clifford Capital Focused Small Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FSVRX
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 60 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	4.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.43%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.13%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.30%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,254
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,365
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,103
1 Year	rr_AverageAnnualReturnYear01	none
Since Inception	rr_AverageAnnualReturnSinceInception	17.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2020

[1]	Management Fees for all Classes and Distribution and Service 12b-1 Fees for the Investor Class have been restated to reflect current fees. As a result, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements will not correlate to the expense ratios in the Partners Fund's Financial Highlights included in this prospectus.
[2]	Clifford Capital Partners, LLC (the "Adviser") has contractually agreed to reduce fees and/or reimburse certain Partners Fund expenses until January 31, 2022 to keep Total Annual Fund Operating Expenses (excluding interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 0.90%, 0.90% and 0.82%, respectively, of the average daily net assets of the Fund's Investor Class, Institutional Class and Super Institutional Class. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Partners Fund within three years following the date such waiver and/or reimbursement was made, provided that the Partners Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may be terminated prior to January 31, 2022 by the Adviser or the Board of Trustees of the Trust only by mutual written consent and at any time after January 31, 2022.
[3]	The Predecessor Fund commenced operations on January 31, 2014. The Partners Fund has the same investment objective, strategies and policies as the Predecessor Fund.
[4]	Clifford Capital Partners, LLC (the "Adviser") has contractually agreed to reduce fees and/or reimburse certain Focused SCV Fund expenses to keep Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 1.05%, 1.05% and 0.97%, respectively, of the average daily net assets of the Fund's Investor Class, Institutional Class and Super Institutional Class. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Focused SCV Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may be terminated prior to January 31, 2022 by the Adviser or the Board of Trustees of the Trust only by mutual written consent and at any time after January 31, 2022.